Cover	Aug. 13, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	None
Document Period End Date	Aug. 13, 2022
Entity File Number	000-53994
Entity Registrant Name	LZG INTERNATIONAL, INC.
Entity Central Index Key	0001126115
Entity Tax Identification Number	90-1907109
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	54 WEST 40th STREET
Entity Address, Address Line Two	SUITE 1123
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(917)
Local Phone Number	310-3978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false